Financial Instruments - Schedule of Aging Profile of Accounts Receivable and Allowance for Expected Credit Loss (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Less allowance	$ (7,351)	$ (12,800)	$ (2,448)
Accounts Receivable | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Less allowance	(7,351)	(12,800)
Total	24,548	20,849
Accounts Receivable | Current (less than 30 days) | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	21,033	16,669
Accounts Receivable | 31 - 60 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,093	1,085
Accounts Receivable | 61 - 90 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,573	331
Accounts Receivable | Greater than 90 days | Credit Risk
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 7,200	$ 15,564